                        SUPPLEMENT DATED APRIL 22, 1998

                                       TO

                             WEBS INDEX FUND, INC.
                                   PROSPECTUS
                             DATED OCTOBER 29, 1997

    This Supplement relates to the Prospectus of WEBS Index Fund, Inc. (the "Fund") dated October 29, 1997. The information herein supersedes the corresponding information in the Prospectus.

        1. The expense table on pages 7 and 8 of the Prospectus is amended so that the amounts in the line items entitled "Maximum Transaction Fee (a) for Purchase of one Creation Unit of WEBS: In-kind and Cash Purchases (b)" and "Maximum Redemption Transaction Fee (a) for Redemption of one Creation Unit of WEBS: In-kind and Cash Redemptions (c)" are replaced by the following, which reflect reductions in these fees: (1) Australia WEBS Index Series, $2,200; (2) Austria WEBS Index Series, $1,700; (3) Belgium WEBS Index Series, $1,400; (4) Canada WEBS Index Series, $3,400; (5) France WEBS Index Series, $3,600; (6) Germany WEBS Index Series, $2,500; (7) Hong Kong WEBS Index Series, $3,500; (8) Italy WEBS Index Series, $2,000; (9) Japan WEBS Index Series, $7,700; (10) Malaysia (Free) WEBS Index Series, $4,800; (11) Mexico (Free) WEBS Index Series, $2,500; (12) Netherlands WEBS Index Series, $1,800; (13) Singapore (Free) WEBS Index Series, $2,500; (14) Spain WEBS Index Series, $2,300; (5) Sweden WEBS Index Series, $2,200; (16) Switzerland WEBS Index Series, $1,800; and (17) United Kingdom WEBS Index Series, $5,300.

        2. The historical performance information graphs for the MSCI Indices on pages 30, 31 and 32 of the Prospectus are amended and restated to reflect the following: 1) the 1997 total return figures for each MSCI Index are updated to reflect information through December 31, 1997; 2) the 1996 total return figures for each MSCI Index, with the exception of the MSCI Mexico
    (Free) Index, are revised and corrected; and 3) the 1995 total return figure for the MSCI Austria Index is revised and corrected. In connection with these changes, the last sentence of the second full paragraph of page 30 is deleted. The revised graphs are as follows:

                     Measurement Period
                   (Fiscal Year Covered)                            MSCI AUSTRALIA INDEX
1988                                                                         36.4
                                                                              9.3
                                                                           -17.54
1991                                                                        33.64
                                                                           -10.82
                                                                            35.17
1994                                                                          5.4
                                                                            11.19
                                                                            16.49
1997                                                                       -10.44

                     Measurement Period
                   (Fiscal Year Covered)                             MSCI AUSTRIA INDEX
1988                                                                         0.57
                                                                           103.91
                                                                             6.33
1991                                                                       -12.23
                                                                           -10.65
                                                                            28.09
1994                                                                        -6.28
                                                                            -4.72
                                                                             4.51
1997                                                                         1.57

                     Measurement Period
                   (Fiscal Year Covered)                             MSCI BELGIUM INDEX
1988                                                                        53.63
                                                                            17.29
                                                                           -10.98
1991                                                                        13.77
                                                                            -1.47
                                                                            23.51
1994                                                                         8.24
                                                                            25.88
                                                                            12.03
1997                                                                        13.55

                     Measurement Period
                   (Fiscal Year Covered)                              MSCI CANADA INDEX
1988                                                                        17.07
                                                                             24.3
                                                                              -13
1991                                                                        11.08
                                                                           -12.15
                                                                            17.58
1994                                                                        -3.04
                                                                            18.31
                                                                            28.54
1997                                                                         12.8

                     Measurement Period
                   (Fiscal Year Covered)                              MSCI FRANCE INDEX
1988                                                                        37.87
                                                                            36.15
                                                                           -13.83
1991                                                                        17.83
                                                                             2.81
                                                                            20.91
1994                                                                        -5.18
                                                                            14.12
                                                                             21.2
1997                                                                        11.94

                     Measurement Period
                   (Fiscal Year Covered)                             MSCI GERMANY INDEX
1988                                                                         20.6
                                                                            46.26
                                                                            -9.36
1991                                                                         8.16
                                                                           -10.27
                                                                            35.64
1994                                                                         4.66
                                                                            16.41
                                                                            13.58
1997                                                                        24.57

                     Measurement Period
                   (Fiscal Year Covered)                            MSCI HONG KONG INDEX
1988                                                                        28.12
                                                                             8.39
                                                                             9.17
1991                                                                        49.52
                                                                            32.29
                                                                            116.7
1994                                                                        -28.9
                                                                            22.57
                                                                            33.08
1997                                                                       -23.29

                     Measurement Period
                   (Fiscal Year Covered)                              MSCI ITALY INDEX
1988                                                                        11.46
                                                                            19.42
                                                                           -19.19
1991                                                                        -1.82
                                                                           -22.22
                                                                            28.53
1994                                                                        11.56
                                                                             1.05
                                                                            12.59
1997                                                                        35.48

                     Measurement Period
                   (Fiscal Year Covered)                              MSCI JAPAN INDEX
1988                                                                        35.39
                                                                             1.71
                                                                            -36.1
1991                                                                         8.92
                                                                           -21.45
                                                                            25.48
1994                                                                        21.44
                                                                             0.69
                                                                            -15.5
1997                                                                       -23.67

                     Measurement Period
                   (Fiscal Year Covered)                         MSCI MALAYSIA (FREE) INDEX
1988                                                                        26.54
                                                                            55.76
                                                                            -7.91
1991                                                                         4.95
                                                                            17.76
                                                                              110
1994                                                                       -19.94
                                                                             5.16
                                                                            25.89
1997                                                                       -68.11

                     Measurement Period
                   (Fiscal Year Covered)                          MSCI MEXICO (FREE) INDEX
1988                                                                        71.98
                                                                             89.2
                                                                            62.65
1991                                                                       126.04
                                                                            24.98
                                                                            49.35
1994                                                                       -40.55
                                                                           -20.37
                                                                             18.7
1997                                                                        53.92

                     Measurement Period
                   (Fiscal Year Covered)                           MSCI NETHERLANDS INDEX
1988                                                                        14.19
                                                                            35.79
                                                                            -3.19
1991                                                                         17.8
                                                                              2.3
                                                                            35.28
1994                                                                         11.7
                                                                            27.71
                                                                            27.51
1997                                                                        23.77

                     Measurement Period                             MSCI SINGAPORE (FREE)
                   (Fiscal Year Covered)                                    INDEX
1988                                                                        34.18
                                                                            44.88
                                                                           -14.59
1991                                                                        43.61
                                                                             4.49
                                                                            73.41
1994                                                                         5.81
                                                                            12.19
                                                                             0.33
1997                                                                       -40.46

                     Measurement Period
                   (Fiscal Year Covered)                              MSCI SPAIN INDEX
1988                                                                        13.53
                                                                             9.76
                                                                           -13.85
1991                                                                        15.63
                                                                           -21.87
                                                                            29.78
1994                                                                         -4.8
                                                                            29.83
                                                                            40.05
1997                                                                        25.41

                     Measurement Period
                   (Fiscal Year Covered)                              MSCI SWEDEN INDEX
1988                                                                        48.33
                                                                            31.79
                                                                           -20.99
1991                                                                        14.42
                                                                           -14.41
                                                                            36.99
1994                                                                        18.34
                                                                            33.36
                                                                            37.21
1997                                                                        12.92

                     Measurement Period
                   (Fiscal Year Covered)                           MSCI SWITZERLAND INDEX
1988                                                                         6.18
                                                                            26.21
                                                                            -6.23
1991                                                                        15.77
                                                                            17.23
                                                                            45.79
1994                                                                         3.54
                                                                            44.12
                                                                             2.28
1997                                                                        44.25

                     Measurement Period
                   (Fiscal Year Covered)                          MSCI UNITED KINGDOM INDEX
1988                                                                         5.95
                                                                            21.87
                                                                            10.29
1991                                                                        16.02
                                                                            -3.65
                                                                            24.44
1994                                                                        -1.63
                                                                            21.27
                                                                            27.42
1997                                                                        22.62

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